Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Expense and Related Tax Benefit
We recorded share-based compensation expense and related tax benefit within our consolidated statements of income as follows:

	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Contract drilling costs	$3,131	$2,087	$—
General and administrative expenses	7,353	7,228	5,318
Share-based compensation expense	10,484	9,315	5,318
Tax benefit (a)	(2,154)	(2,113)	(1,360)
Total	$8,330	$7,202	$3,958

(a)	The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of income.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
During the years ended December 31, 2014, 2013 and 2012, the fair value of the options granted was calculated using the following weighted-average assumptions:

	2014 Stock Options	2013 Stock Options	2012 Stock Options
Expected volatility	46.3%	47.3%	48.5%
Expected term (in years)	6.25	6.25	6.25
Expected dividends	—	—	—
Risk-free interest rate	1.9%	1.2%	1.4%

Summary of Option Activity
A summary of option activity under the 2011 Stock Plan as of and for the year ended December 31, 2014 is as follows:

	Number of Shares Under Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2014	5,249	$9.91
Granted	493	10.81
Exercised	(84)	10.01
Cancelled or forfeited	(629)	9.89
Outstanding — December 31, 2014	5,029	$10.00	7.4	$—
Exercisable — December 31, 2014	2,904	$9.97	6.0	$—

Summary of Restricted Stock Units Activity
A summary of restricted stock units activity under the 2011 Stock Plan as of and for the year ended December 31, 2014 was as follows:

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested—January 1, 2014	1,025	$9.93
Granted	1,252	10.06
Vested	(412)	10.02
Cancelled or forfeited	(98)	10.14
Nonvested—December 31, 2014	1,767	$9.99